091-17448 fn

| For Internal Use Only | | Submit 1 Original | | OMB Approval No.: |
|---|---|---|---|---|
| Sec File No. 91 - | | and 9 Copies | | Expires: |

Estimated average burden hours per response: 2.00

SEC Mail Processing Section
JUL 31 2014
Washington DC
404

**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**Washington, D.C. 20549**

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

14010841

RECEIVED
2014 JUL 31 PM 12:39
SEC / MR

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

**NYSE Arca, Inc.**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

**Open-end Management Investment Company**

3. Class of New Derivative Securities Product:

**Investment Company Units**

4. Name of Underlying Instrument:

**Russell 2000 Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

**Broad-Based**

6. Ticker Symbol(s) of New Derivative Securities Product:

**SMLL**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

**NYSE, NYSE MKT, NASDAQ**

8. Settlement Methodology of New Derivative Securities Product:

**Regular way trades settle on T+3/Book entry only held in DTC.**

9. Position Limits of New Derivative Securities Product (if applicable):

**Not applicable.**

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

**Sudhir Bhattacharyya**

Title:

**Vice President**

Telephone Number:

**(212) 656-2920**

Manual Signature of Official Responsible for Form:

**July 30, 2014**

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | JUL 31 2014 |

SEC 2449 (1/99)

Sudhir Bhattacharyya
*Vice President*

NYSE

NYSE Arca, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.2920
sbhattacharyya@nyx.com

SEC
Mail Processing
Section
JUL 3 1 2014
Washington DC
404

RECEIVED
2014 JUL 31 PM 12: 39
SEC / TM

**Via Overnight Mail**

July 30, 2014

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

**Re: DIREXION DAILY MID CAP BULL 2X SHARES**
**DIREXION DAILY SMALL CAP BULL 2X SHARES**
**DIREXION DAILY 7-10 YEAR TREASURY BULL 2X SHARES**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

- Direxion Daily Mid Cap Bull 2X Shares — MDLL
- Direxion Daily Small Cap Bull 2X Shares — SMLL
- Direxion Daily 7-10 Year Treasury Bull 2X Shares — SYTL

If you have any questions, please do not hesitate to call me at (212) 656-2920.

Sincerely,

Enclosures

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | JUL 3 1 2014 |